Apr. 29, 2026
Venerable Real Estate Fund | Venerable International Equity Fund
Investment Objective:
The Venerable Real Estate Fund (the "Fund") seeks to provide current income and long-term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.80%	0.80%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.25%	0.95%
Less Waivers and Reimbursements[2]	(0.25%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%	0.95%

[1]  Based on estimated amounts for the current fiscal year.

[2]  Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares and 0.95% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$102	$346
Class I	$97	$303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. Because the Fund commenced operations after the most recent fiscal year end, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in real estate companies and in derivatives that have economic characteristics similar to such securities. The Fund considers a company to be a real estate company if it is included in the Global Industry Classification Standard ("GICS") real estate sector.

The Fund seeks to achieve its objective by investing in equity securities of real estate companies economically tied to the U.S. In determining if a security is economically tied to the U.S., the Fund generally looks to the "country of risk" of the issuer as determined by a third party such as Bloomberg L.P. The Fund invests principally in securities of companies, known as real estate investment trusts ("REITs") and other REIT-like entities, that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund concentrates (i.e., invests greater than 25% of its net assets) in companies in the real estate industry.

The Fund may invest in large, medium or small capitalization companies.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by RIM or by RIM and a non-discretionary sub-adviser that provides the Adviser and RIM with investment recommendations in the form of a model portfolio, which RIM utilizes to purchase and sell securities for the Fund. The non-discretionary sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeves, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between non-discretionary sub-adviser strategies. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

Performance Information

Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.